Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.98%
Advertising–0.38%
Interpublic Group of Cos., Inc. (The)	27,869	$798,726
Omnicom Group, Inc.	11,215	835,293
		1,634,019
Aerospace & Defense–2.20%
Axon Enterprise, Inc.(b)(c)	4,121	820,038
Boeing Co. (The)(b)	4,188	802,756
General Dynamics Corp.	4,061	897,359
Howmet Aerospace, Inc.	18,570	858,862
Huntington Ingalls Industries, Inc.	4,197	858,622
L3Harris Technologies, Inc.	5,269	917,438
Lockheed Martin Corp.	2,091	855,135
Northrop Grumman Corp.	2,093	921,318
RTX Corp.	10,599	762,810
Textron, Inc.	11,704	914,551
TransDigm Group, Inc.	1,015	855,777
		9,464,666
Agricultural & Farm Machinery–0.19%
Deere & Co.(c)	2,214	835,519
Agricultural Products & Services–0.39%
Archer-Daniels-Midland Co.	11,228	846,816
Bunge Ltd.	7,874	852,360
		1,699,176
Air Freight & Logistics–0.82%
C.H. Robinson Worldwide, Inc.	10,251	882,919
Expeditors International of Washington, Inc.	7,712	884,026
FedEx Corp.	3,493	925,365
United Parcel Service, Inc., Class B	5,495	856,506
		3,548,816
Apparel Retail–0.39%
Ross Stores, Inc.	7,413	837,298
TJX Cos., Inc. (The)	9,676	860,003
		1,697,301
Apparel, Accessories & Luxury Goods–0.58%
Ralph Lauren Corp.(c)	7,566	878,337
Tapestry, Inc.	27,747	797,726
VF Corp.(c)	47,066	831,656
		2,507,719
Application Software–2.16%
Adobe, Inc.(b)	1,579	805,132
ANSYS, Inc.(b)	2,815	837,603
Autodesk, Inc.(b)(c)	4,037	835,296
Cadence Design Systems, Inc.(b)	3,718	871,127
Fair Isaac Corp.(b)	983	853,765
Intuit, Inc.	1,607	821,081
PTC, Inc.(b)	6,160	872,749
Roper Technologies, Inc.	1,800	871,704
Salesforce, Inc.(b)	3,937	798,345
Synopsys, Inc.(b)(c)	1,927	884,435
Shares		Value
Application Software–(continued)
Tyler Technologies, Inc.(b)	2,237	$863,795
		9,315,032
Asset Management & Custody Banks–1.75%
Ameriprise Financial, Inc.	2,564	845,299
Bank of New York Mellon Corp. (The)	19,578	835,002
BlackRock, Inc.	1,271	821,689
Blackstone, Inc., Class A	7,853	841,370
Franklin Resources, Inc.(c)	34,124	838,768
Invesco Ltd.(d)	57,271	831,575
Northern Trust Corp.	11,641	808,817
State Street Corp.	12,612	844,500
T. Rowe Price Group, Inc.	8,100	849,447
		7,516,467
Automobile Manufacturers–0.62%
Ford Motor Co.	71,939	893,483
General Motors Co.	26,854	885,376
Tesla, Inc.(b)	3,559	890,533
		2,669,392
Automotive Parts & Equipment–0.41%
Aptiv PLC(b)	8,806	868,184
BorgWarner, Inc.(c)	22,182	895,487
		1,763,671
Automotive Retail–0.57%
AutoZone, Inc.(b)	338	858,516
CarMax, Inc.(b)(c)	10,900	770,957
O’Reilly Automotive, Inc.(b)(c)	923	838,878
		2,468,351
Biotechnology–1.62%
AbbVie, Inc.	5,938	885,118
Amgen, Inc.	3,411	916,740
Biogen, Inc.(b)	3,417	878,203
Gilead Sciences, Inc.(c)	11,643	872,527
Incyte Corp.(b)	13,830	798,959
Moderna, Inc.(b)	8,220	849,044
Regeneron Pharmaceuticals, Inc.(b)	1,065	876,452
Vertex Pharmaceuticals, Inc.(b)(c)	2,579	896,822
		6,973,865
Brewers–0.21%
Molson Coors Beverage Co., Class B	13,904	884,155
Broadcasting–0.40%
Fox Corp., Class A(c)	19,074	595,109
Fox Corp., Class B	9,919	286,461
Paramount Global, Class B	64,776	835,610
		1,717,180
Broadline Retail–0.60%
Amazon.com, Inc.(b)	6,401	813,695
eBay, Inc.	20,374	898,290
Etsy, Inc.(b)(c)	13,181	851,229
		2,563,214

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Building Products–1.17%
A.O. Smith Corp.	12,645	$836,214
Allegion PLC	8,185	852,877
Carrier Global Corp.(c)	15,084	832,637
Johnson Controls International PLC	15,429	820,977
Masco Corp.	15,736	841,089
Trane Technologies PLC	4,297	871,904
		5,055,698
Cable & Satellite–0.42%
Charter Communications, Inc., Class A(b)(c)	2,095	921,423
Comcast Corp., Class A	19,650	871,281
		1,792,704
Cargo Ground Transportation–0.41%
J.B. Hunt Transport Services, Inc.	4,793	903,577
Old Dominion Freight Line, Inc.	2,101	859,603
		1,763,180
Casinos & Gaming–0.74%
Caesars Entertainment, Inc.(b)	16,103	746,374
Las Vegas Sands Corp.	18,106	829,979
MGM Resorts International	20,230	743,655
Wynn Resorts Ltd.(c)	9,343	863,387
		3,183,395
Commodity Chemicals–0.39%
Dow, Inc.(c)	16,474	849,399
LyondellBasell Industries N.V., Class A	8,904	843,209
		1,692,608
Communications Equipment–0.99%
Arista Networks, Inc.(b)	4,504	828,421
Cisco Systems, Inc.	15,614	839,409
F5, Inc.(b)	5,511	888,042
Juniper Networks, Inc.	30,438	845,872
Motorola Solutions, Inc.	3,127	851,294
		4,253,038
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	12,083	839,406
Construction & Engineering–0.19%
Quanta Services, Inc.	4,285	801,595
Construction Machinery & Heavy Transportation Equipment– 0.81%
Caterpillar, Inc.	3,135	855,855
Cummins, Inc.	3,767	860,609
PACCAR, Inc.	10,470	890,159
Wabtec Corp.	8,303	882,360
		3,488,983
Construction Materials–0.38%
Martin Marietta Materials, Inc.	2,020	829,169
Vulcan Materials Co.	4,092	826,666
		1,655,835
Consumer Electronics–0.21%
Garmin Ltd.	8,610	905,772
Consumer Finance–0.79%
American Express Co.(e)	5,621	838,597
Capital One Financial Corp.	8,856	859,475
Shares		Value
Consumer Finance–(continued)
Discover Financial Services	9,879	$855,818
Synchrony Financial	28,288	864,764
		3,418,654
Consumer Staples Merchandise Retail–0.95%
Costco Wholesale Corp.	1,605	906,761
Dollar General Corp.	6,956	735,945
Dollar Tree, Inc.(b)(c)	7,627	811,894
Target Corp.	7,154	791,017
Walmart, Inc.	5,403	864,102
		4,109,719
Copper–0.19%
Freeport-McMoRan, Inc.	22,521	839,808
Data Center REITs–0.38%
Digital Realty Trust, Inc.(c)	6,808	823,904
Equinix, Inc.(c)	1,147	833,020
		1,656,924
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.(c)	4,713	843,863
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B	13,759	793,757
Constellation Brands, Inc., Class A	3,414	858,040
		1,651,797
Distributors–0.61%
Genuine Parts Co.	5,899	851,698
LKQ Corp.	17,536	868,207
Pool Corp.(c)	2,570	915,177
		2,635,082
Diversified Banks–1.80%
Bank of America Corp.	31,200	854,256
Citigroup, Inc.	21,800	896,634
Comerica, Inc.	18,935	786,749
Fifth Third Bancorp(c)	32,983	835,460
JPMorgan Chase & Co.	6,168	894,483
KeyCorp	78,653	846,306
PNC Financial Services Group, Inc. (The)	7,567	929,001
U.S. Bancorp(c)	24,504	810,102
Wells Fargo & Co.	21,582	881,841
		7,734,832
Diversified Support Services–0.40%
Cintas Corp.	1,787	859,565
Copart, Inc.(b)	19,800	853,182
		1,712,747
Drug Retail–0.21%
Walgreens Boots Alliance, Inc.(c)	40,239	894,915
Electric Utilities–3.33%
Alliant Energy Corp.	17,439	844,920
American Electric Power Co., Inc.	11,382	856,154
Constellation Energy Corp.	8,145	888,457
Duke Energy Corp.(c)	9,721	857,975
Edison International	12,677	802,327
Entergy Corp.	9,288	859,140
Evergy, Inc.	16,404	831,683
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Eversource Energy(c)	14,253	$828,812
Exelon Corp.	21,733	821,290
FirstEnergy Corp.	24,841	849,065
NextEra Energy, Inc.	13,240	758,520
NRG Energy, Inc.	22,395	862,655
PG&E Corp.(b)	51,604	832,372
Pinnacle West Capital Corp.	11,548	850,857
PPL Corp.(c)	35,751	842,294
Southern Co. (The)	13,026	843,043
Xcel Energy, Inc.	15,505	887,196
		14,316,760
Electrical Components & Equipment–0.98%
AMETEK, Inc.	5,749	849,472
Eaton Corp. PLC	3,747	799,160
Emerson Electric Co.	8,942	863,529
Generac Holdings, Inc.(b)(c)	7,682	837,031
Rockwell Automation, Inc.	2,981	852,179
		4,201,371
Electronic Components–0.40%
Amphenol Corp., Class A	10,302	865,265
Corning, Inc.	28,207	859,467
		1,724,732
Electronic Equipment & Instruments–0.82%
Keysight Technologies, Inc.(b)	6,688	884,890
Teledyne Technologies, Inc.(b)	2,157	881,307
Trimble, Inc.(b)	17,327	933,232
Zebra Technologies Corp., Class A(b)	3,451	816,265
		3,515,694
Electronic Manufacturing Services–0.20%
TE Connectivity Ltd.(c)	6,920	854,828
Environmental & Facilities Services–0.61%
Republic Services, Inc.	6,065	864,323
Rollins, Inc.	24,504	914,734
Waste Management, Inc.(c)	5,656	862,201
		2,641,258
Fertilizers & Agricultural Chemicals–0.80%
CF Industries Holdings, Inc.(c)	10,567	906,015
Corteva, Inc.	17,847	913,053
FMC Corp.	11,726	785,290
Mosaic Co. (The)	23,502	836,671
		3,441,029
Financial Exchanges & Data–1.79%
Cboe Global Markets, Inc.	5,781	903,050
CME Group, Inc., Class A	4,317	864,350
FactSet Research Systems, Inc.	2,063	902,067
Intercontinental Exchange, Inc.	7,697	846,824
MarketAxess Holdings, Inc.	3,904	834,051
Moody’s Corp.	2,591	819,196
MSCI, Inc.	1,658	850,687
Nasdaq, Inc.	17,205	835,991
S&P Global, Inc.	2,263	826,923
		7,683,139
Shares		Value
Food Distributors–0.19%
Sysco Corp.	12,650	$835,533
Food Retail–0.20%
Kroger Co. (The)	18,867	844,298
Footwear–0.20%
NIKE, Inc., Class B(c)	9,060	866,317
Gas Utilities–0.19%
Atmos Energy Corp.(c)	7,750	820,958
Gold–0.20%
Newmont Corp.	22,846	844,160
Health Care Distributors–0.83%
Cardinal Health, Inc.	9,967	865,335
Cencora, Inc.(c)	4,979	896,071
Henry Schein, Inc.(b)	11,977	889,292
McKesson Corp.	2,103	914,489
		3,565,187
Health Care Equipment–3.36%
Abbott Laboratories	8,784	850,730
Baxter International, Inc.	22,882	863,567
Becton, Dickinson and Co.	3,317	857,544
Boston Scientific Corp.(b)(c)	16,426	867,293
DexCom, Inc.(b)	8,480	791,184
Edwards Lifesciences Corp.(b)	11,946	827,619
GE HealthCare Technologies, Inc.(c)	13,634	927,657
Hologic, Inc.(b)	12,250	850,150
IDEXX Laboratories, Inc.(b)	1,900	830,813
Insulet Corp.(b)	5,147	820,895
Intuitive Surgical, Inc.(b)	2,967	867,224
Medtronic PLC	11,066	867,132
ResMed, Inc.	5,981	884,411
STERIS PLC	3,972	871,536
Stryker Corp.	3,056	835,113
Teleflex, Inc.	4,279	840,438
Zimmer Biomet Holdings, Inc.	7,334	823,022
		14,476,328
Health Care Facilities–0.38%
HCA Healthcare, Inc.	3,200	787,136
Universal Health Services, Inc., Class B	6,729	846,037
		1,633,173
Health Care REITs–0.60%
Healthpeak Properties, Inc.	44,198	811,475
Ventas, Inc.	20,879	879,632
Welltower, Inc.(c)	10,741	879,903
		2,571,010
Health Care Services–1.03%
Cigna Group (The)	3,144	899,404
CVS Health Corp.	13,439	938,311
DaVita, Inc.(b)	9,261	875,442
Laboratory Corp. of America Holdings	4,352	874,970
Quest Diagnostics, Inc.	6,966	848,877
		4,437,004
Health Care Supplies–0.57%
Align Technology, Inc.(b)	2,663	813,067
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Supplies–(continued)
Cooper Cos., Inc. (The)	2,513	$799,159
DENTSPLY SIRONA, Inc.	24,579	839,619
		2,451,845
Home Furnishings–0.19%
Mohawk Industries, Inc.(b)	9,404	806,957
Home Improvement Retail–0.37%
Home Depot, Inc. (The)	2,692	813,415
Lowe’s Cos., Inc.	3,826	795,196
		1,608,611
Homebuilding–0.77%
D.R. Horton, Inc.	7,543	810,646
Lennar Corp., Class A	7,456	836,787
NVR, Inc.(b)	140	834,862
PulteGroup, Inc.	10,962	811,736
		3,294,031
Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.(c)	55,131	885,955
Hotels, Resorts & Cruise Lines–1.57%
Airbnb, Inc., Class A(b)(c)	6,068	832,590
Booking Holdings, Inc.(b)	282	869,674
Carnival Corp.(b)	57,833	793,469
Expedia Group, Inc.(b)	8,059	830,641
Hilton Worldwide Holdings, Inc.	5,741	862,183
Marriott International, Inc., Class A	4,307	846,584
Norwegian Cruise Line Holdings Ltd.(b)(c)	54,285	894,617
Royal Caribbean Cruises Ltd.(b)	9,089	837,461
		6,767,219
Household Appliances–0.20%
Whirlpool Corp.(c)	6,482	866,643
Household Products–0.96%
Church & Dwight Co., Inc.(c)	9,244	847,028
Clorox Co. (The)	5,720	749,663
Colgate-Palmolive Co.	12,088	859,577
Kimberly-Clark Corp.	6,941	838,820
Procter & Gamble Co. (The)	5,786	843,946
		4,139,034
Human Resource & Employment Services–0.98%
Automatic Data Processing, Inc.	3,548	853,578
Ceridian HCM Holding, Inc.(b)(c)	12,103	821,189
Paychex, Inc.	7,341	846,637
Paycom Software, Inc.	3,112	806,848
Robert Half, Inc.	11,953	875,916
		4,204,168
Independent Power Producers & Energy Traders–0.18%
AES Corp. (The)	51,236	778,787
Industrial Conglomerates–0.59%
3M Co.	8,329	779,761
General Electric Co.	7,920	875,556
Honeywell International, Inc.	4,795	885,828
		2,541,145
Shares		Value
Industrial Gases–0.39%
Air Products and Chemicals, Inc.	2,964	$839,997
Linde PLC	2,288	851,937
		1,691,934
Industrial Machinery & Supplies & Components–2.35%
Dover Corp.	6,163	859,800
Fortive Corp.	11,409	846,092
IDEX Corp.	4,095	851,842
Illinois Tool Works, Inc.(c)	3,654	841,553
Ingersoll Rand, Inc.(c)	12,746	812,175
Nordson Corp.	3,743	835,325
Otis Worldwide Corp.	10,698	859,156
Parker-Hannifin Corp.	2,162	842,142
Pentair PLC	12,997	841,556
Snap-on, Inc.(c)	3,407	868,989
Stanley Black & Decker, Inc.	9,725	812,816
Xylem, Inc.	9,293	845,942
		10,117,388
Industrial REITs–0.19%
Prologis, Inc.	7,180	805,668
Insurance Brokers–1.01%
Aon PLC, Class A	2,654	860,480
Arthur J. Gallagher & Co.(c)	3,878	883,913
Brown & Brown, Inc.	12,101	845,134
Marsh & McLennan Cos., Inc.	4,543	864,533
Willis Towers Watson PLC	4,363	911,692
		4,365,752
Integrated Oil & Gas–0.62%
Chevron Corp.	5,292	892,337
Exxon Mobil Corp.	7,654	899,957
Occidental Petroleum Corp.	13,555	879,449
		2,671,743
Integrated Telecommunication Services–0.41%
AT&T, Inc.(c)	61,448	922,949
Verizon Communications, Inc.	26,453	857,342
		1,780,291
Interactive Home Entertainment–0.61%
Activision Blizzard, Inc.	9,605	899,316
Electronic Arts, Inc.	7,268	875,067
Take-Two Interactive Software, Inc.(b)	6,198	870,138
		2,644,521
Interactive Media & Services–0.59%
Alphabet, Inc., Class A(b)	3,496	457,486
Alphabet, Inc., Class C(b)(e)	2,974	392,122
Match Group, Inc.(b)(c)	20,087	786,908
Meta Platforms, Inc., Class A(b)	2,970	891,624
		2,528,140
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(b)	8,453	900,583
VeriSign, Inc.(b)	4,284	867,638
		1,768,221
Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	14,914	818,779
Goldman Sachs Group, Inc. (The)	2,718	879,463
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley	10,420	$851,001
Raymond James Financial, Inc.	8,322	835,779
		3,385,022
IT Consulting & Other Services–1.19%
Accenture PLC, Class A	2,719	835,032
Cognizant Technology Solutions Corp., Class A	12,403	840,179
DXC Technology Co.(b)(c)	43,058	896,898
EPAM Systems, Inc.(b)(c)	3,335	852,726
Gartner, Inc.(b)	2,499	858,682
International Business Machines Corp.(c)	5,992	840,678
		5,124,195
Leisure Products–0.19%
Hasbro, Inc.	12,651	836,737
Life & Health Insurance–1.02%
Aflac, Inc.(c)	11,825	907,569
Globe Life, Inc.	8,059	876,255
MetLife, Inc.	13,976	879,230
Principal Financial Group, Inc.	11,738	845,958
Prudential Financial, Inc.	9,305	882,951
		4,391,963
Life Sciences Tools & Services–2.40%
Agilent Technologies, Inc.	7,762	867,947
Bio-Rad Laboratories, Inc., Class A(b)	2,472	886,088
Bio-Techne Corp.	12,320	838,622
Charles River Laboratories International, Inc.(b)	4,400	862,312
Danaher Corp.	3,563	883,980
Illumina, Inc.(b)	5,588	767,121
IQVIA Holdings, Inc.(b)(c)	4,144	815,332
Mettler-Toledo International, Inc.(b)(c)	783	867,619
Revvity, Inc.	8,283	916,928
Thermo Fisher Scientific, Inc.	1,678	849,353
Waters Corp.(b)	3,357	920,523
West Pharmaceutical Services, Inc.	2,251	844,598
		10,320,423
Managed Health Care–1.06%
Centene Corp.(b)	13,528	931,809
Elevance Health, Inc.	1,972	858,648
Humana, Inc.	1,892	920,496
Molina Healthcare, Inc.(b)	2,761	905,304
UnitedHealth Group, Inc.	1,840	927,710
		4,543,967
Metal, Glass & Plastic Containers–0.20%
Ball Corp.	16,987	845,613
Movies & Entertainment–0.79%
Live Nation Entertainment, Inc.(b)	10,932	907,793
Netflix, Inc.(b)	1,998	754,445
Walt Disney Co. (The)(b)	10,846	879,068
Warner Bros Discovery, Inc.(b)(c)	78,166	848,883
		3,390,189
Multi-Family Residential REITs–1.15%
AvalonBay Communities, Inc.(c)	4,936	847,709
Camden Property Trust	8,592	812,631
Shares		Value
Multi-Family Residential REITs–(continued)
Equity Residential	14,124	$829,220
Essex Property Trust, Inc.	3,928	833,090
Mid-America Apartment Communities, Inc.(c)	6,417	825,547
UDR, Inc.	22,888	816,415
		4,964,612
Multi-line Insurance–0.62%
American International Group, Inc.	14,831	898,758
Assurant, Inc.(c)	6,395	918,194
Hartford Financial Services Group, Inc. (The)(c)	12,214	866,095
		2,683,047
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	2,437	853,681
Multi-Utilities–1.95%
Ameren Corp.	11,143	833,831
CenterPoint Energy, Inc.	31,278	839,814
CMS Energy Corp.	15,809	839,616
Consolidated Edison, Inc.(c)	9,914	847,944
Dominion Energy, Inc.(c)	18,779	838,858
DTE Energy Co.	8,619	855,694
NiSource, Inc.	32,808	809,702
Public Service Enterprise Group, Inc.	14,556	828,382
Sempra	12,419	844,865
WEC Energy Group, Inc.	10,451	841,828
		8,380,534
Office REITs–0.36%
Alexandria Real Estate Equities, Inc.	7,694	770,170
Boston Properties, Inc.(c)	13,290	790,489
		1,560,659
Oil & Gas Equipment & Services–0.60%
Baker Hughes Co., Class A	23,947	845,808
Halliburton Co.	21,435	868,117
Schlumberger N.V.	14,706	857,360
		2,571,285
Oil & Gas Exploration & Production–1.97%
APA Corp.	19,992	821,671
ConocoPhillips	7,210	863,758
Coterra Energy, Inc.	31,377	848,748
Devon Energy Corp.	16,803	801,503
Diamondback Energy, Inc.(c)	5,671	878,325
EOG Resources, Inc.	6,667	845,109
EQT Corp.(c)	20,830	845,281
Hess Corp.	5,512	843,336
Marathon Oil Corp.	32,400	866,700
Pioneer Natural Resources Co.	3,705	850,483
		8,464,914
Oil & Gas Refining & Marketing–0.61%
Marathon Petroleum Corp.	5,697	862,184
Phillips 66	7,239	869,766
Valero Energy Corp.	6,229	882,711
		2,614,661
Oil & Gas Storage & Transportation–0.82%
Kinder Morgan, Inc.	52,669	873,252
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.(c)	13,661	$866,517
Targa Resources Corp.(c)	10,370	888,916
Williams Cos., Inc. (The)	26,163	881,432
		3,510,117
Other Specialized REITs–0.39%
Iron Mountain, Inc.	14,117	839,256
VICI Properties, Inc.	28,369	825,538
		1,664,794
Other Specialty Retail–0.58%
Bath & Body Works, Inc.(c)	24,242	819,380
Tractor Supply Co.(c)	4,004	813,012
Ulta Beauty, Inc.(b)(c)	2,139	854,423
		2,486,815
Packaged Foods & Meats–2.38%
Campbell Soup Co.(c)	20,978	861,776
Conagra Brands, Inc.(c)	30,407	833,760
General Mills, Inc.	13,376	855,930
Hershey Co. (The)	4,233	846,939
Hormel Foods Corp.(c)	23,837	906,521
JM Smucker Co. (The)(c)	6,250	768,188
Kellanova	14,891	886,163
Kraft Heinz Co. (The)	26,846	903,100
Lamb Weston Holdings, Inc.	8,992	831,400
McCormick & Co., Inc.	10,965	829,393
Mondelez International, Inc., Class A	12,673	879,506
Tyson Foods, Inc., Class A	17,000	858,330
		10,261,006
Paper & Plastic Packaging Products & Materials–1.25%
Amcor PLC	95,659	876,237
Avery Dennison Corp.(c)	4,887	892,708
International Paper Co.	25,551	906,294
Packaging Corp. of America(c)	6,037	926,981
Sealed Air Corp.(c)	26,055	856,167
WestRock Co.	25,596	916,337
		5,374,724
Passenger Airlines–0.94%
Alaska Air Group, Inc.(b)	22,227	824,177
American Airlines Group, Inc.(b)(c)	63,294	810,796
Delta Air Lines, Inc.	21,677	802,049
Southwest Airlines Co.(c)	29,964	811,125
United Airlines Holdings, Inc.(b)	18,652	788,980
		4,037,127
Personal Care Products–0.39%
Estee Lauder Cos., Inc. (The), Class A	5,746	830,584
Kenvue, Inc.(c)	41,542	834,164
		1,664,748
Pharmaceuticals–1.75%
Bristol-Myers Squibb Co.	14,549	844,424
Catalent, Inc.(b)(c)	18,252	831,013
Eli Lilly and Co.	1,509	810,529
Johnson & Johnson	5,432	846,034
Merck & Co., Inc.	8,114	835,336
Organon & Co.	45,871	796,321
Pfizer, Inc.	25,835	856,947
Shares		Value
Pharmaceuticals–(continued)
Viatris, Inc.	87,522	$862,967
Zoetis, Inc.	4,763	828,667
		7,512,238
Property & Casualty Insurance–1.68%
Allstate Corp. (The)	8,332	928,268
Arch Capital Group Ltd.(b)	11,454	912,998
Chubb Ltd.	4,323	899,962
Cincinnati Financial Corp.	8,427	861,998
Loews Corp.	14,173	897,293
Progressive Corp. (The)	6,518	907,957
Travelers Cos., Inc. (The)	5,534	903,758
W.R. Berkley Corp.(c)	14,288	907,145
		7,219,379
Publishing–0.20%
News Corp., Class A(c)	32,028	642,482
News Corp., Class B	9,711	202,668
		845,150
Rail Transportation–0.62%
CSX Corp.	29,544	908,478
Norfolk Southern Corp.	4,523	890,715
Union Pacific Corp.	4,178	850,766
		2,649,959
Real Estate Services–0.37%
CBRE Group, Inc., Class A(b)	10,381	766,741
CoStar Group, Inc.(b)	10,716	823,953
		1,590,694
Regional Banks–1.21%
Citizens Financial Group, Inc.	32,329	866,417
Huntington Bancshares, Inc.	81,402	846,581
M&T Bank Corp.	7,266	918,786
Regions Financial Corp.(c)	49,377	849,284
Truist Financial Corp.	29,713	850,089
Zions Bancorporation N.A.	25,339	884,078
		5,215,235
Reinsurance–0.21%
Everest Group Ltd.	2,387	887,176
Research & Consulting Services–0.80%
Equifax, Inc.	4,502	824,676
Jacobs Solutions, Inc.	6,768	923,832
Leidos Holdings, Inc.	9,236	851,190
Verisk Analytics, Inc.	3,621	855,425
		3,455,123
Restaurants–1.19%
Chipotle Mexican Grill, Inc.(b)	455	833,483
Darden Restaurants, Inc.(c)	5,921	848,006
Domino’s Pizza, Inc.(c)	2,284	865,156
McDonald’s Corp.	3,169	834,841
Starbucks Corp.	9,287	847,625
Yum! Brands, Inc.(c)	6,993	873,705
		5,102,816
Retail REITs–0.96%
Federal Realty Investment Trust(c)	9,061	821,198
Kimco Realty Corp.	47,624	837,706
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–(continued)
Realty Income Corp.	15,995	$798,790
Regency Centers Corp.	13,811	820,926
Simon Property Group, Inc.	7,720	833,992
		4,112,612
Self-Storage REITs–0.40%
Extra Space Storage, Inc.	7,001	851,182
Public Storage	3,233	851,960
		1,703,142
Semiconductor Materials & Equipment–1.17%
Applied Materials, Inc.	5,998	830,423
Enphase Energy, Inc.(b)(c)	7,360	884,304
KLA Corp.	1,778	815,497
Lam Research Corp.	1,323	829,217
SolarEdge Technologies, Inc.(b)(c)	5,945	769,937
Teradyne, Inc.(c)	8,875	891,583
		5,020,961
Semiconductors–2.98%
Advanced Micro Devices, Inc.(b)	8,341	857,622
Analog Devices, Inc.	4,986	872,999
Broadcom, Inc.	1,032	857,158
First Solar, Inc.(b)	4,830	780,480
Intel Corp.	23,279	827,568
Microchip Technology, Inc.(c)	11,232	876,658
Micron Technology, Inc.	12,608	857,722
Monolithic Power Systems, Inc.	1,767	816,354
NVIDIA Corp.	1,942	844,751
NXP Semiconductors N.V. (China)	4,358	871,251
ON Semiconductor Corp.(b)	9,036	839,896
Qorvo, Inc.(b)	8,831	843,096
QUALCOMM, Inc.	8,337	925,907
Skyworks Solutions, Inc.	8,904	877,845
Texas Instruments, Inc.	5,374	854,520
		12,803,827
Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	26,117	827,648
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Co. (The)	15,170	849,216
Keurig Dr Pepper, Inc.	26,524	837,363
Monster Beverage Corp.(b)	15,697	831,156
PepsiCo, Inc.	5,020	850,589
		3,368,324
Specialty Chemicals–1.58%
Albemarle Corp.(c)	4,798	815,852
Celanese Corp.(c)	7,104	891,694
DuPont de Nemours, Inc.(c)	11,734	875,239
Eastman Chemical Co.	11,126	853,587
Ecolab, Inc.	4,860	823,284
International Flavors & Fragrances, Inc.	12,874	877,620
PPG Industries, Inc.	6,521	846,426
Sherwin-Williams Co. (The)	3,260	831,463
		6,815,165
Steel–0.41%
Nucor Corp.	5,365	838,818
Shares		Value
Steel–(continued)
Steel Dynamics, Inc.	8,596	$921,663
		1,760,481
Systems Software–1.12%
Fortinet, Inc.(b)	13,811	810,429
Gen Digital, Inc.(c)	44,264	782,588
Microsoft Corp.	2,659	839,579
Oracle Corp.	7,005	741,970
Palo Alto Networks, Inc.(b)	3,557	833,903
ServiceNow, Inc.(b)	1,475	824,466
		4,832,935
Technology Distributors–0.19%
CDW Corp.	4,161	839,523
Technology Hardware, Storage & Peripherals–1.20%
Apple, Inc.(c)	4,966	850,229
Hewlett Packard Enterprise Co.	51,029	886,374
HP, Inc.	30,046	772,182
NetApp, Inc.	11,188	848,945
Seagate Technology Holdings PLC	13,536	892,699
Western Digital Corp.(b)	20,355	928,799
		5,179,228
Telecom Tower REITs–0.57%
American Tower Corp.	4,892	804,489
Crown Castle, Inc.(c)	8,916	820,540
SBA Communications Corp., Class A(c)	4,079	816,493
		2,441,522
Timber REITs–0.20%
Weyerhaeuser Co.	27,565	845,143
Tobacco–0.40%
Altria Group, Inc.	20,074	844,112
Philip Morris International, Inc.	9,388	869,141
		1,713,253
Trading Companies & Distributors–0.61%
Fastenal Co.	16,233	886,971
United Rentals, Inc.	1,908	848,239
W.W. Grainger, Inc.	1,283	887,631
		2,622,841
Transaction & Payment Processing Services–1.57%
Fidelity National Information Services, Inc.	15,915	879,622
Fiserv, Inc.(b)	7,277	822,010
FleetCor Technologies, Inc.(b)(c)	3,255	831,132
Global Payments, Inc.	7,028	810,961
Jack Henry & Associates, Inc.(c)	5,844	883,262
Mastercard, Inc., Class A	2,133	844,476
PayPal Holdings, Inc.(b)	14,510	848,254
Visa, Inc., Class A(c)	3,578	822,976
		6,742,693
Water Utilities–0.18%
American Water Works Co., Inc.	6,424	795,484
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.(b)	6,429	900,381
Total Common Stocks & Other Equity Interests (Cost $259,827,634)		425,913,696
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–0.95%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(f)	1,438,548	$1,438,548
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(f)	1,027,093	1,027,298
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(f)	1,644,055	1,644,055
Total Money Market Funds (Cost $4,109,789)		4,109,901
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $263,937,423)		430,023,597
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–16.21%
Invesco Private Government Fund, 5.30%(d)(f)(g)	19,811,115	$19,811,115
Invesco Private Prime Fund, 5.51%(d)(f)(g)	49,937,668	49,937,668
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,752,897)		69,748,783
TOTAL INVESTMENTS IN SECURITIES–116.14% (Cost $333,690,320)		499,772,380
OTHER ASSETS LESS LIABILITIES—(16.14)%		(69,454,565)
NET ASSETS–100.00%		$430,317,815
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Invesco Ltd.	$889,821	$166,668	$(47,819)	$(159,093)	$(18,002)	$831,575	$30,352
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	208,240	14,179,416	(12,949,108)	-	-	1,438,548	112,618
Invesco Liquid Assets Portfolio, Institutional Class	148,795	10,128,154	(9,249,362)	103	(392)	1,027,298	81,299
Invesco Treasury Portfolio, Institutional Class	237,989	16,205,046	(14,798,980)	-	-	1,644,055	126,723
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,168,742	251,683,465	(268,041,092)	-	-	19,811,115	1,146,187*
Invesco Private Prime Fund	90,393,417	522,419,974	(562,852,191)	(12,867)	(10,665)	49,937,668	3,010,842*
Total	$128,047,004	$814,782,723	$(867,938,552)	$(171,857)	$(29,059)	$74,690,259	$4,508,021

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	8	December-2023	$2,016,320	$(64,030)	$(64,030)
E-Mini S&P 500 Index	10	December-2023	2,162,750	(87,828)	(87,828)
Total Futures Contracts				$(151,858)	$(151,858)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$425,913,696	$—	$—	$425,913,696
Money Market Funds	4,109,901	69,748,783	—	73,858,684
Total Investments in Securities	430,023,597	69,748,783	—	499,772,380
Other Investments - Liabilities*
Futures Contracts	(151,858)	—	—	(151,858)
Total Investments	$429,871,739	$69,748,783	$—	$499,620,522

*	Unrealized (depreciation).
Invesco V.I. Equally-Weighted S&P 500 Fund